Comprehensive Income and Changes in Common Stock Outstanding	6 Months Ended
Jun. 30, 2011
Comprehensive Income and Changes in Common Stock Outstanding [Abstract]
COMPREHENSIVE INCOME AND CHANGES IN COMMON STOCK OUTSTANDING

7.	COMPREHENSIVE INCOME AND CHANGES IN COMMON STOCK OUTSTANDING

Comprehensive income for the three and six months ended June 30, 2011 and 2010 was as follows (in thousands):

	Three Months		Six Months
	Ended June 30,		Ended June 30,
	2011	2010	2011	2010

Net income	$74,469	$37,608	$136,820	$78,023
Other comprehensive income:
Foreign currency translation adjustment	35,052	(23,788)	65,715	(15,203)

Total other comprehensive income/(loss)	35,052	(23,788)	65,715	(15,203)

Comprehensive income	109,521	13,820	202,535	62,820
Comprehensive income attributable to noncontrolling interest	(226)	(131)	(500)	(303)

Comprehensive income attributable to Oil States International, Inc.	$109,295	$13,689	$202,035	$62,517

The increases in other comprehensive income in the three and six months ended June 30, 2011 compared to the same periods in 2010 were due primarily to the translation of our net Canadian and Australian accommodations assets at varying exchange rates.

Stock Activity

Shares of common stock outstanding — January 1, 2011	50,838,863
Shares issued upon exercise of stock options and vesting of stock awards	510,685
Shares withheld for taxes on vesting of restricted stock awards and transferred to treasury	(32,923)

Shares of common stock outstanding — June 30, 2011	51,316,625